SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) (USD $)	3 Months Ended		12 Months Ended									102 Months Ended	105 Months Ended		9 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2003	Sep. 30, 2012 Restatement Adjustment [Member]	Mar. 31, 2013 Building [Member]	Dec. 31, 2012 Building [Member]	Mar. 31, 2013 Machinery and Equipment [Member]	Dec. 31, 2012 Machinery and Equipment [Member]	Mar. 31, 2013 Vehicles [Member]	Dec. 31, 2012 Vehicles [Member]	Mar. 31, 2013 Minimum [Member]
Cash Equivalents, at Carrying Value (in Dollars)	$ 0		$ 0	$ 0								$ 0	$ 0
Cash, FDIC Insured Amount (in Dollars)	250,000		250,000	250,000								250,000	250,000
Deposit Liability, Current (in Dollars)	0		9,835	0								9,835	0
Fair Value Assumptions, Expected Volatility Rate																						116.00%
Deferred Finance Costs, Net (in Dollars)	8,126		30,110									30,110	8,126
Amortization of Financing Costs (in Dollars)	11,345	0	15,639	0								15,639	26,984
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	50,679,673	43,145,833	47,532,822	37,562,250
Property, Plant and Equipment, Estimated Useful Lives																18-28 years	18-28 years	3-10 years	3-10 years	3- 5 years	3- 5 years
undefined (in Dollars)	1,797,488		1,797,488	1,797,564								1,797,488	1,797,488		(389,718)
Exploration Expense, Mining (in Dollars)	46,901	168,115	591,926	265,137								1,672,351	1,719,252		389,718
Net Income (Loss) Attributable to Parent (in Dollars)	(590,421)	(539,253)	(2,119,706)	(1,045,749)	(287,345)	(786,979)	(328,478)	(1,490,871)	(5,504,237)	(1,816,896)	(95,587)	(13,475,848)	(14,066,269)		(389,718)
Earnings Per Share, Basic (in Dollars per share)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)											$ 0.00
Stockholders' Equity Attributable to Parent (in Dollars)	(1,558,146)		(1,213,737)	129,355	(428,870)	(598,827)	(433,103)	(377,405)	(211,157)	1,376,609	(90,587)	(1,213,737)	(1,558,146)	0	(389,718)
Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates

Fair Value Measurements, Significant Assumptions			Volatility of 94% - 104%, inherent term of instruments equal to the remaining contractual term, quoted closing stock prices on valuation dates, and various settlement scenarios and probability percentages summing to 100%
Interest Expense, Other (in Dollars)			15,639
Goodwill, Impairment Loss (in Dollars)			$ 5,341